Segment Information - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Operating profit	$ 232	$ 284
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	178	223
Industrial Activities [Member] | Operating Segments [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	90	204
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	14
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	38	1
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	53	36
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	(17)	(18)
Financial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	130	129
Financial services [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	$ (76)	$ (68)